INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2019	2020

Raw materials	$18,211	$19,764
Work in progress	349	194
Finished products	43,572	30,669

	$62,132	$50,627